Subsequent Events (Unaudited) (Details)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2021 USD ($)	Feb. 24, 2021 USD ($) license	Mar. 24, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2021 USD ($)	Jun. 04, 2021 USD ($)	May 17, 2021 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Assets				$ 525,761,000,000						$ 551,669,000,000
C-Band Licenses
Subsequent Event [Line Items]
Payments to acquire intangible assets				550,000,000
Video
Subsequent Event [Line Items]
Assets				16,150,000,000
Liabilities				$ 4,900,000,000
Subsequent Event | C-Band Licenses
Subsequent Event [Line Items]
Winning bidder, number of licenses | license		1,621
Estimated relocation costs		$ 3,400,000,000
Subsequent Event | Phase I Spectrum
Subsequent Event [Line Items]
Estimated Incentive Payments upon clearing of spectrum		955,000,000
Subsequent Event | Phase II Spectrum
Subsequent Event [Line Items]
Estimated Incentive Payments upon clearing of spectrum		$ 2,112,000,000
Subsequent Event | AT&T Inc | Sale of Business Unit | WarnerMedia
Subsequent Event [Line Items]
Disposal Group Proposed Merger Agreement Termination Fee [Line Items]							$ 1,770,000,000
Subsequent Event | Discovery, Inc. [Member] | Sale of Business Unit | WarnerMedia
Subsequent Event [Line Items]
Disposal Group Proposed Merger Agreement Termination Fee [Line Items]							720,000,000
Subsequent Event | DIRECTV (New DTV)
Subsequent Event [Line Items]
Amount funded by debt taken on by newly formed company					$ 5,800,000,000
Subsequent Event | Magallanes, Inc. (Spinco) [Member] | Credit agreement borrowings | Bridge Commitment Letter [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 31,500,000,000	$ 41,500,000,000
Credit agreement - advances outstanding							0
Subsequent Event | Magallanes, Inc. (Spinco) [Member] | Credit agreement borrowings | June 2021 Term Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 10,000,000,000
Credit agreement - advances outstanding							$ 0
Subsequent Event | Forecast | C-Band Licenses
Subsequent Event [Line Items]
Payments to acquire intangible assets	$ 4,681,000,000		$ 18,725,000,000
Subsequent Event | Forecast | Sale of Business Unit | WarnerMedia
Subsequent Event [Line Items]
Cash proceeds received at closing						$ 43,000,000,000
Subsequent Event | Forecast | Sale of Business Unit | Video Business Unit
Subsequent Event [Line Items]
Cash proceeds received at closing					7,600,000,000
Subsequent Event | Forecast | AT&T Shareholders [Member] | Sale of Business Unit | WarnerMedia
Subsequent Event [Line Items]
Economic interest in common units						71.00%
Subsequent Event | Forecast | Discovery Shareholders [Member] | Sale of Business Unit | WarnerMedia
Subsequent Event [Line Items]
Economic interest in common units						29.00%
Subsequent Event | Forecast | DIRECTV (New DTV)
Subsequent Event [Line Items]
Interest in newly formed company, additional distribution preference					$ 4,200,000,000
Economic interest in common units held after disposal of business unit					70.00%
Agreement to pay net losses under NFL Sunday Ticket Contract, cap amount					$ 2,500,000,000
Subsequent Event | Forecast | DIRECTV (New DTV) | TPG Capital
Subsequent Event [Line Items]
Cash contribution to newly formed company					$ 1,800,000,000
Economic interest in common units					30.00%
Junior Preferred Interests | Subsequent Event | Forecast | DIRECTV (New DTV)
Subsequent Event [Line Items]
Preferred interest in newly formed company					$ 4,250,000,000
Senior Preferred Interests | Subsequent Event | Forecast | DIRECTV (New DTV) | TPG Capital
Subsequent Event [Line Items]
Preferred interest in newly formed company					$ 1,800,000,000